OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Long-term Liabilities Disclosure [Abstract]
Deferred tax liability (see note 8)	$ 10,643	$ 7,126	$ 5,545
Guarantee (see note 25)	6,504	8,275
Deferred credits from finance lease transactions	14,149	14,774
Other long-term liabilities	31,296	30,175
Deferred credits from capital lease transactions:
Deferred credits from finance lease transactions	24,691	24,691
Less: Accumulated amortization	(9,917)	(9,292)
Deferred credits from capital lease transactions	14,774	15,399
Non-current	625	625
Deferred credits from finance lease transactions	$ 14,149	$ 14,774